CAPITAL LEASE OBLIGATIONS (Details 2) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases, Capital [Abstract]
2015		$ 196,729
2016		179,406
2017		58,673
Total future payments	$ 447,861	434,808
Less amount representing interest	9,757	21,213
Present value of future minimum payments	438,104	413,595
Less current portion	225,918	182,388	$ 57,932
Long-term portion	$ 212,186	$ 231,207	$ 23,184